Cash and Cash Equivalents - Disclosure Of Significant non cash transactions from investing and financing activities (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Significant non cash transactions from investing and financing activities [Line Items]
Fair value changes in derivative warrant liabilities	€ (1,910)	€ (1,081)
Addition of lease liabilities	2,478	3,310
ARES [Member]
Significant non cash transactions from investing and financing activities [Line Items]
Issuance of shares for the acquisition of a significant non-cash investing activity	€ 0	€ 455